UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

3 Thorndal Circle

Darien, Connecticut 06820

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

3 Thorndal Circle

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

AGILENT TECHNOLOGIES, INC.

Ticker Symbol:A	Cusip Number:00846U101
Record Date: 1/2/2007	Meeting Date: 2/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election of the following nominees: 01-Paul N. Clark, 02-James G. Cullen, 03-Robert L. Joss	Abstained	Issuer	For	N/A
2	The ratification of the audit and finance committee's appointment of PriceWaterhouseCoopers LLP as Agilent's independent registered public acounting firm.	For	Issuer	For	With

AK STEEL HOLDING CORP.

Ticker Symbol:AKS	Cusip Number:001547108
Record Date: 3/27/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Richard A. Abdoo, 02-John S. Brinzo, 03-William K. Gerber, 04-Dr. Bonnie G. Hill, 05-Robert H. Jenkins, 06-Daniel J. Meyer, 07-Shirley D. Peterson, 08-Dr. James A. Thomson, 09-James L. Wainscott	For	Issuer	For	With

APPLIED DIGITAL SOLUTIONS, INC.

Ticker Symbol:ADSX	Cusip Number:038188306
Record Date: 4/27/2007	Meeting Date: 6/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Scott R. Silverman	For	Issuer	For	With
2	Ratification of the appointment of Eisner LLP as the company's independent registered public accounting firm for the year ending December 31, 2007.	For	Issuer	For	With
3	Approval of eliminating a cash obligation to Scott R. Silverman, the chairman of the company's Board of Directors and former Chief Executive Officer, by issuing an equal value of shares of the company's common stock, per the terms of an agreement between Mr. Silverman and the company dated December 5, 2006, and as amended on March 14, 2007.	For	Issuer	For	With

CIENA CORPORATION

Ticker Symbol:CIEN	Cusip Number:171779309
Record Date: 1/19/2007	Meeting Date: 3/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Lawton W. Fitt, 02-Patrick H Nettles Ph.D., 03-Michael J. Rowny	Abstained	Issuer	For	N/A
2	Ratification of the election by the Board of Directors of Bruce L. Claflin as a Class III director in accordance with Ciena's principles of corporate governance.	For	Issuer	For	With
3	Ratification of the appointment of Pricewaterhousecoopers LLP as Ciena's independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With

CMGI, INC.

Ticker Symbol:CMGI	Cusip Number:125750109
Record Date: 10/18/2006	Meeting Date: 12/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for the election of the following nominees: 01-Francis J. Jules, 02-Joseph C. Lawler, 03-Michael J. Mardy	For	Issuer	For	With
2	To authorize the board of directors, in its discretion, to effect a 1-for-5 reverse stock split, without further approval or authorization of the company's stockholders.	For	Issuer	For	With
3	To authorize the board of directors, in its discretion, to effect a 1-for-10 reverse stock split, without further approval or authorization of the company's stockholders.	For	Issuer	For	With
4	To authorize the board of directors, in its discretion, to effect a 1-for-15 reverse stock split, without further approval or authorization of the company's stockholders.	For	Issuer	For	With
5	To authorize the board of directors, in its discretion, to effect a 1-for-20 reverse stock split, without further approval or authorization of the company's stockholders.	For	Issuer	For	With
6	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With

DIVX, INC.

Ticker Symbol:DIVX	Cusip Number:255413106
Record Date: 4/23/2007	Meeting Date: 6/4/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-R. Jordan Greenhall, 02-Christopher McGurk	For	Issuer	For	With
2	To ratify the selection by the audit committee of our Board of Directors of Ernst & Young LLP as our independent auditors for the fiscal year ending December 31, 2007.	For	Issuer	For	With

GENEREX BIOTECHNOLOGY CORP

Ticker Symbol:GNBT	Cusip Number:371485103
Record Date: 4/20/2007	Meeting Date: 5/29/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Anna E. Gluskin, 02-Rose C. Perri, 03-Gerald Bernstein, M.D., 04-John P. Barratt, 05-Brian T. McGee, 06-Peter G. Amanatides, 07-Nola E. Masterson	For	Issuer	For	With
2	To ratify the appointment of Danziger & Hochman, chartered accountants as Generex's independent public accountants for the fiscal year ending July 31, 2007.	For	Issuer	For	With

IMCLONE SYSTEMS, INC.

Ticker Symbol:IMCL	Cusip Number:45245W109
Record Date: 8/15/2006	Meeting Date: 9/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election of the following nominees: 01-Andrew G. Bodnar, 02-William W. Crouse, 03-Alexander J. Denner, 04-Vincent T. Devita, Jr., 05-John A. Fazio, 06-Joseph L. Fischer, 07-Carl C. Icahn, 08-David M. Kies, 09-William R. Miller, 10-Richard C. Mulligan, 11-David Sidransky, 12-Charles Woler	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP to serve as the company's independent registered public accounting firm for the fiscal year ending December 31, 2006.	For	Issuer	For	With
3	Approval of the IMClone Systems Incorporated 2006 stock incentive plan.	For	Issuer	For	With

INTERNAP NETWORK SERVICES CORP

Ticker Symbol:IIP	Cusip Number:45885A300
Record Date: 12/29/2006	Meeting Date: 2/20/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the issuance of shares of Internap common stock in the merger contemplated by the agreement and plan of merger by and among Internap Network Services Corporation, Ivy Acquisition Corp., and Vitalstream Holdings, Inc., and adopt the merger agreement.	For	Issuer	For	With
2	To adjourn the special meeting if a quorum is present, if necessary, to solicit additional proxies if there are not sufficient votes in favor of proposal 1.	For	Issuer	For	With

JONES SODA CO.

Ticker Symbol:JSDA	Cusip Number:48023P106
Record Date: 4/10/2007	Meeting Date: 5/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: 01-Peter M. Van Stolk, 02-Scott Bedbury, 03-Richard S. Eiswirth Jr, 04-Michael M. Fleming, 05-John J. Gallagher, Jr., 06-Stephen C. Jones, 07-alfred W. Rossow, Jr.	Abstained	Issuer	For	N/A
2	Approval of amendments to the 2002 stock option and restricted stock plan, including to permit awards of restricted stock grants.	For	Issuer	For	With
3	Adoption of our 2007 employee stock purchase plan.	For	Issuer	For	With
4	Ratification of the appointment of KPMG LLP as our independent auditors for the fiscal year ending December 31, 2007.	For	Issuer	For	With

KNIGHT CAPITAL GROUP, INC.

Ticker Symbol:NITE	Cusip Number:499005106
Record Date: 4/2/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: William L. Bolster	For	Issuer	For	With
1B	Election of director: Gary R. Griffith	For	Issuer	For	With
1C	Election of director: Thomas M. Joyce	For	Issuer	For	With
1D	Election of director: Robert M. Lazarowitz	For	Issuer	For	With
1E	Election of director: Thomas C. Lockburner	For	Issuer	For	With
1F	Election of director: James T. Milde	For	Issuer	For	With
1G	Election of director: Rodger O. Riney	For	Issuer	For	With
1H	Election of director: Laurie M. Shahon	For	Issuer	For	With
2	To ratify the appointment of Pricewaterhousecoopers LLP as the company's independent auditor for 2007.	For	Issuer	For	With

MARTEK BIOSCIENCES CORP.

Ticker Symbol:MATK	Cusip Number:572901106
Record Date: 1/19/2007	Meeting Date: 3/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Douglas J. MacMaster, Jr.	For	Issuer	For	With
1B	Election of director: Eugene H. Rotberg	For	Issuer	For	With
2	To approve a proposed amendment to our certificate of incorporation to declassify our board so that, beginnng in 2008, directors will be elected for one-year terms	For	Issuer	For	With
3	To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year 2007	For	Issuer	For	With

MEMC ELECTRONIC MATERIALS, INC.

Ticker Symbol:WFR	Cusip Number:552715104
Record Date: 3/1/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-John Marren, 02-William E. Stevens, 03-James B. Williams	For	Issuer	For	With
2	Approval of amendment to 2001 plan.	For	Issuer	For	With

MILLENNIUM PHARMACEUTICALS, INC.

Ticker Symbol:MLNM	Cusip Number:599902103
Record Date: 3/15/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	A vote for election of the following nominees: 01-Deborah Dunsire*, 02-Robert F. Friel*, 03-A. Grant Heidrich, III*, 04-Charles J. Homcy*, 05-Raju S. Kucherlapati*, 06-Mark J. Levin*, 07-Norman C. Selby*, 08-Kenneth E. Weg*, 09-Anthony H. Wild*, 10-Charles J. Homcy**, 11-Raju S. Kucherlapati**	Abstained	Issuer	For	N/A
1	Amend our restated certificate of incorporation, as amended, to declassify our board of directors so that all directors are elected annually and to eliminate the supermajority voting provision relating to removal of directors.	For	Issuer	For	With
2	Amend our restated certifcate of incorporation, as amended, to eliminate supermajority voting provisions.	For	Issuer	For	With
4	Approve our 2007 incentive plan.	For	Issuer	For	With
5	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	Issuer	For	With

NETFLIX INC.

Ticker Symbol:NFLX	Cusip Number:64110L106
Record Date: 3/21/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Timothy M. Haley, 02-Michael N. Schuh, 03-Gregory S. Stanger	For	Issuer	For	With
2	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the year ending December 31, 2007.	For	Issuer	For	With

RITE AID CORP

Ticker Symbol:RAD	Cusip Number:767754104
Record Date: 5/8/2007	Meeting Date: 6/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Andre Belzile, 02-George G. Golleher, 03-Mary F. Sammons, 04-Philip G. Satre	For	Issuer	For	With

SHANDA INTERACTIVE ENTERTAINMENT LT

Ticker Symbol:SNDA	Cusip Number:81941Q203
Record Date: 9/14/2006	Meeting Date: 10/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Elect the following director to serve for the ensuing year: Chen Tianqiao	For	Issuer	For	With
1B	Elect the following director to serve for the ensuing year: Tang Jun	For	Issuer	For	With
1C	Elect the following director to serve for the ensuing year: Chen Danian	For	Issuer	For	With
1D	Elect the following director to serve for the ensuing year: Luo Qianqian	For	Issuer	For	With
1E	Elect the following director to serve for the ensuing year: Xiong Chengyu	For	Issuer	For	With
1F	Elect the following director to serve for the ensuing year: Huang Jingsheng	For	Issuer	For	With
1G	Elect the following director to serve for the ensuing year: Bruno Wu	For	Issuer	For	With
1H	Elect the following director to serve for the ensuing year: Tan Qunzhao	For	Issuer	For	With
1I	Elect the following director to serve for the ensuing year: Zhang Yong	For	Issuer	For	With

SIFY LIMITED

Ticker Symbol:SIFY	Cusip Number:82655M107
Record Date: 8/1/2006	Meeting Date: 9/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	Approval to adopt the audited balance sheet as of March 31, 2006 and the profit and loss account, the auditors' report and the directors' report for the year ended March 31, 2006.	For	Issuer	For	With
O2	Approval to re-appoint Dr T H Chowdary as a director, as set forth in the company's notice of meeting enclosed herewith.	Abstained	Issuer	For	N/A
O3	Approval to re-appoint Dr S K Rao as a director, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With
O4	Approval to re-appoint M/S BSR & Co., Chartered Accounts for a further period of one year i.e. till the conclusion of the next annual general meeting, and fix their remuneration.	For	Issuer	For	With
S5	Approval to appoint Mr. Raju Vegesna as a director, as set forth in the company's notice of meeting.	For	Issuer	For	With
S6	Approval to appoint Mr P S Raju as a director, as set forth in the company's notice of meeting.	For	Issuer	For	With
S7	Approval of the amendment of the memorandum of association, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With
S8	Approval of the commencement of new business, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With
S9	Approval of the appointment of the managing director, as set forth in the company's notice of meeting enclosed herewith.	For	Issuer	For	With

SOHU.COM, INC.

Ticker Symbol:SOHU	Cusip Number:83408W103
Record Date: 4/18/2007	Meeting Date: 6/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the folowing nominees: 01-Dr. Charles Zhang, 02-Mr. Charles Huang, 03-Dr. Dave Qi, 04-Mr. Shi Wang, 05-Dr. Zhonghan Deng	Abstained	Issuer	For	N/A
II	Ratification of appointment of Pricewaterhousecoopers Zhong Tian CPAs Limited Company as independent auditors.	For	Issuer	For	With

TASER INTERNATIONAL INC.

Ticker Symbol:TASR	Cusip Number:87651B104
Record Date: 3/26/2007	Meeting Date: 5/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-John S. Caldwell, 02-Bruce R. Culver, 03-Michael Garnreiter	For	Issuer	For	With
2	To ratify appointment of Grant Thornton LLP as the company's independent registered public accounting firm for 2007.	Abstained	Issuer	For	N/A
3	Resolution to eliminate testing Taser products on live animals.	Abstained	Stockholder	Against	N/A

THORATEC CORP.

Ticker Symbol:THOR	Cusip Number:885175307
Record Date: 3/30/2007	Meeting Date: 5/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees 01-Gerhard F. Burbach, 02-Howard E. Chase, 03-J. Daniel Cole, 04-Neil F. Dimick, 05-D. Keith Grossman, 06-J. Donald Hill, 07-Daniel M. Mulvena	For	Issuer	For	With
2	Ratification of the appointment of Deloitte Touche LLP as the company's independent auditors for its fiscal year ending December 29, 2007.	For	Issuer	For	With

TRAVELZOO INC.

Ticker Symbol:TZOO	Cusip Number:89421Q106
Record Date: 4/17/2007	Meeting Date: 6/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Ralph Bartel, 02-Holger Bartel, 03-David Ehrlich, 04-Donovan Neale-May, 05-Kelly Urso	For	Issuer	For	With

UNIVISION COMMUNICATIONS INC.

Ticker Symbol:UVN	Cusip Number:914906102
Record Date: 8/17/2006	Meeting Date: 9/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Consider and vote upon a proposal to adopt the agreement and plan of merger, dated as of June 26, 2006, by and among Univision Communications Inc., Umbrella Holdings, LLC, a Delavare limited liability company (the """"Buyer""""), and Umbrella Acquisition, Inc., a Delaware corporation and a wholly-oned subsidiary of the buyer.	For	Issuer	For	With
2	Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt the merger agreement.	For	Issuer	For	With

VA SOFTWARE CORPORATION

Ticker Symbol:LNUX	Cusip Number:91819B105
Record Date: 10/9/2006	Meeting Date: 12/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: 01-Ali Jenab, 02-Ram Gupta	For	Issuer	For	With
2	To ratify the appointment of Stonefield Josephson, Inc. as the company's independent registered public accounting firm for the fiscal year ending July 31, 2007.	For	Issuer	For	With

VERIGY LTD.

Ticker Symbol:VRGY	Cusip Number:Y93691106
Record Date: 2/15/2007	Meeting Date: 4/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-election of Mr. C. Scott Gibson as a Class I director of the company.	For	Issuer	For	With
2	Re-election of Mr. Eric Meurice as a Class I director of the company.	For	Issuer	For	With
3	Re-election of Dr. Claudine Simson as a Class I director of the company.	For	Issuer	For	With
4	Re-election of Mr. Adrian Dillon as a Class II director of the company.	For	Issuer	For	With
5	Re-election of Mr. Ernest L. Godshalk as a Class II director of the company.	For	Issuer	For	With
6	Re-election of Mr. Keith L. Barnes as a Class III director of the company.	For	Issuer	For	With
7	Re-election of Mr. Paul Chan Kwai Wah as a Class III director of the company.	For	Issuer	For	With
8	The re-appointment of Pricewaterhousecoopers as the Singapore independent auditors for the company for fiscal year 2007, and authorization for the Board of Directors to fix Pricewaterhousecoopers' remuneration.	For	Issuer	For	With
9	The authorization for the directors of the company to allot and issue ordinary shares.	For	Issuer	For	With
10	Approve, ratify and confirm the director cash compensation and additional cash compensation of the audit, compensation and nominating and governance committees paid during fiscal year 2006.	For	Issuer	For	With
11	Approve, ratify and confirm the director cash compensation and additional cash compensation for the respective chairpersons of the audit, compensation and nominating and governance committees paid for the approximately 17.5-month period from Novemer 1, 2007 through the 2008 annual general meeting of shareholders.	For	Issuer	For	With

VIVUS INC

Ticker Symbol:VVUS	Cusip Number:928551100
Record Date: 4/23/2007	Meeting Date: 6/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Virgil A. Place, M.D., 02-Leland F. Wilson, 03-Mark B. Logan, 04-Mario M. Rosati, 05-L.M.D. Shortliffe, M.D., 06-Graham Strachan	For	Issuer	For	With
2	Ratification of the appointment of Odenberg, Ullakko, Muranishi & Co. LLP as independent public auditors of the company for the fiscal year ending December 31, 2007.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: August 30, 2007

*Print the name and title of each signing officer under his or her signature.